Basis of Presentation and General Information - List of Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2020
Capital Product Operating LLC [Member]
Entity Listings [Line Items]
Date of Incorporation	Jan. 16, 2007
Name of Vessel Owned by Subsidiary	—
Deadweight "DWT"	—
Date acquired by the Partnership	—
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Crude Carriers Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Oct. 29, 2009
Name of Vessel Owned by Subsidiary	—
Deadweight "DWT"	—
Date acquired by the Partnership	09/30/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Crude Carriers Operating Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jan. 21, 2010
Name of Vessel Owned by Subsidiary	—
Deadweight "DWT"	—
Date acquired by the Partnership	09/30/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Patroklos Marine Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jun. 17, 2008
Name of Vessel Owned by Subsidiary	M/V Cape Agamemnon
Deadweight "DWT"	179,221
Date acquired by the Partnership	06/09/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	01/25/2011
Agamemnon Container Carrier Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 19, 2012
Name of Vessel Owned by Subsidiary	M/V Agamemnon
Deadweight "DWT"	108,892
Date acquired by the Partnership	12/22/2012
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/28/2012
Archimidis Container Carrier Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 19, 2012
Name of Vessel Owned by Subsidiary	M/V Archimidis
Deadweight "DWT"	108,892
Date acquired by the Partnership	12/22/2012
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/22/2012
Anax Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Prestige
Deadweight "DWT"	63,010
Date acquired by the Partnership	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	02/19/2013
Hercules Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Premium
Deadweight "DWT"	63,010
Date acquired by the Partnership	03/20/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	03/11/2013
Iason Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Paramount
Deadweight "DWT"	63,010
Date acquired by the Partnership	03/27/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	03/27/2013
Thiseas Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 08, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Privilege
Deadweight "DWT"	63,010
Date acquired by the Partnership	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	05/31/2013
Cronus Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Jul. 19, 2011
Name of Vessel Owned by Subsidiary	M/V Hyundai Platinum
Deadweight "DWT"	63,010
Date acquired by the Partnership	09/11/2013
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/14/2013
Dias Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	May 16, 2013
Name of Vessel Owned by Subsidiary	M/V Akadimos (ex CMA CGM Amazon)
Deadweight "DWT"	115,534
Date acquired by the Partnership	06/10/2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/10/2015
Poseidon Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	May 16, 2013
Name of Vessel Owned by Subsidiary	M/V Adonis (ex CMA CGM Uruguay)
Deadweight "DWT"	115,639
Date acquired by the Partnership	09/18/2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	09/18/2015
Atrotos Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Oct. 25, 2013
Name of Vessel Owned by Subsidiary	M/V CMA CGM Magdalena
Deadweight "DWT"	115,639
Date acquired by the Partnership	02/26/2016
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	02/26/2016
Deka Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athenian
Deadweight "DWT"	118,835
Date acquired by the Partnership	01/22/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	04/28/2017
Jupiter Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Athos
Deadweight "DWT"	118,888
Date acquired by the Partnership	01/23/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	05/19/2017
Nikitis Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Mar. 28, 2017
Name of Vessel Owned by Subsidiary	M/V Aristomenis
Deadweight "DWT"	118,712
Date acquired by the Partnership	01/23/2020
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/27/2017
Aenaos Container Carrier S. A [Member]
Entity Listings [Line Items]
Date of Incorporation	Oct. 16, 2013	[1]
Name of Vessel Owned by Subsidiary	M/T Aristotelis (1)	[1]
Deadweight "DWT"	51,604	[1]
Date acquired by the Partnership	11/28/2013	[1]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—	[1]
Baymont Enterprises Incorporated [Member]
Entity Listings [Line Items]
Date of Incorporation	May 29, 2007	[1]
Name of Vessel Owned by Subsidiary	M/T Amore Mio (1)	[1]
Deadweight "DWT"	159,982	[1]
Date acquired by the Partnership	03/27/2008	[1]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	07/31/2007	[1]
Ross Shipmanagement Co. [Member]
Entity Listings [Line Items]
Date of Incorporation	Dec. 29, 2003	[2]
Name of Vessel Owned by Subsidiary	M/T Attikos (2)	[2]
Deadweight "DWT"	12,000	[2]
Date acquired by the Partnership	09/24/2007	[2]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	01/20/2005	[2]
Forbes Maritime Co. [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 03, 2004	[2]
Name of Vessel Owned by Subsidiary	M/T Aristofanis (2)	[2]
Deadweight "DWT"	12,000	[2]
Date acquired by the Partnership	04/30/2008	[2]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/02/2005	[2]
Mango Finance Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jul. 14, 2006	[2]
Name of Vessel Owned by Subsidiary	M/T Agamemnon II (2)	[2]
Deadweight "DWT"	51,238	[2]
Date acquired by the Partnership	04/07/2009	[2]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	11/24/2008	[2]
Miltiadis M II Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Aug. 28, 2012
Name of Vessel Owned by Subsidiary	—
Deadweight "DWT"	—
Date acquired by the Partnership	—
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Shipping Rider Co. [Member]
Entity Listings [Line Items]
Date of Incorporation	Sep. 16, 2003
Name of Vessel Owned by Subsidiary	M/T Atlantas II
Deadweight "DWT"	36,760
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	04/26/2006
Canvey Shipmanagement Co. [Member]
Entity Listings [Line Items]
Date of Incorporation	Mar. 18, 2004
Name of Vessel Owned by Subsidiary	M/T Assos
Deadweight "DWT"	47,872
Date acquired by the Partnership	08/16/2010 04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	05/17/2006
Centurion Navigation Limited [Member]
Entity Listings [Line Items]
Date of Incorporation	Aug. 27, 2003
Name of Vessel Owned by Subsidiary	M/T Aktoras
Deadweight "DWT"	36,759
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	07/12/2006
Polarwind Maritime S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	Oct. 10, 2003
Name of Vessel Owned by Subsidiary	M/T Agisilaos
Deadweight "DWT"	36,760
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	08/16/2006
Carnation Shipping Company [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 10, 2003
Name of Vessel Owned by Subsidiary	M/T Arionas
Deadweight "DWT"	36,725
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	11/02/2006
Apollonas Shipping Company [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 10, 2004
Name of Vessel Owned by Subsidiary	M/T Avax
Deadweight "DWT"	47,834
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	01/12/2007
Tempest Maritime Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Sep. 12, 2003
Name of Vessel Owned by Subsidiary	M/T Aiolos
Deadweight "DWT"	36,725
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	03/02/2007
Iraklitos Shipping Company [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 10, 2004
Name of Vessel Owned by Subsidiary	M/T Axios
Deadweight "DWT"	47,872
Date acquired by the Partnership	04/04/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	02/28/2007
Epicurus Shipping Company [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 11, 2004
Name of Vessel Owned by Subsidiary	M/T Atrotos
Deadweight "DWT"	47,786
Date acquired by the Partnership	03/01/2010 05/08/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	05/08/2007
Laredo Maritime Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 03, 2004
Name of Vessel Owned by Subsidiary	M/T Akeraios
Deadweight "DWT"	47,781
Date acquired by the Partnership	07/13/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	07/13/2007
Lorenzo Shipmanagement Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	May 26, 2004
Name of Vessel Owned by Subsidiary	M/T Apostolos
Deadweight "DWT"	47,782
Date acquired by the Partnership	09/20/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	09/20/2007
Splendor Shipholding S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jul. 08, 2004
Name of Vessel Owned by Subsidiary	M/T Anemos I
Deadweight "DWT"	47,782
Date acquired by the Partnership	09/28/2007
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	09/28/2007
Sorrel Shipmanagement Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 07, 2006
Name of Vessel Owned by Subsidiary	M/T Alexandros II
Deadweight "DWT"	51,258
Date acquired by the Partnership	01/29/2008
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	01/29/2008
Wind Dancer Shipping Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Feb. 07, 2006
Name of Vessel Owned by Subsidiary	M/T Aristotelis II
Deadweight "DWT"	51,226
Date acquired by the Partnership	06/17/2008
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/17/2008
Belerion Maritime Co. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jan. 24, 2006
Name of Vessel Owned by Subsidiary	M/T Aris II
Deadweight "DWT"	51,218
Date acquired by the Partnership	08/20/2008
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	08/20/2008
Navarro International S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jul. 14, 2006
Name of Vessel Owned by Subsidiary	M/T Ayrton II
Deadweight "DWT"	51,260
Date acquired by the Partnership	04/13/2009
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	04/10/2009
Adrian Shipholding Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jun. 22, 2004
Name of Vessel Owned by Subsidiary	M/T Alkiviadis
Deadweight "DWT"	36,721
Date acquired by the Partnership	06/30/2010
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	03/29/2006
Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 06, 2006
Name of Vessel Owned by Subsidiary	M/T Miltiadis M II
Deadweight "DWT"	162,397
Date acquired by the Partnership	09/30/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	04/26/2006
Amoureux Carriers Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 14, 2010
Name of Vessel Owned by Subsidiary	M/T Amoureux
Deadweight "DWT"	149,993
Date acquired by the Partnership	09/30/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Aias Carriers Corp. [Member]
Entity Listings [Line Items]
Date of Incorporation	Apr. 14, 2010
Name of Vessel Owned by Subsidiary	M/T Aias
Deadweight "DWT"	150,393
Date acquired by the Partnership	09/30/2011
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	—
Isiodos Product Carrier S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	May 31, 2013
Name of Vessel Owned by Subsidiary	M/T Active
Deadweight "DWT"	50,136
Date acquired by the Partnership	03/31/2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	03/31/2015
Titanas Product Carrier S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	May 31, 2013
Name of Vessel Owned by Subsidiary	M/T Amadeus
Deadweight "DWT"	50,108
Date acquired by the Partnership	06/30/2015
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/30/2015
Filonikis Product Carrier S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	May 31, 2013
Name of Vessel Owned by Subsidiary	M/T Amor
Deadweight "DWT"	49,999
Date acquired by the Partnership	10/24/2016
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	09/30/2015
Asterias Crude Carrier S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	Jul. 13, 2015
Name of Vessel Owned by Subsidiary	M/T Aristaios
Deadweight "DWT"	113,689
Date acquired by the Partnership	01/17/2018
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	01/10/2017
Iason Product Carrier S. A. [Member]
Entity Listings [Line Items]
Date of Incorporation	Aug. 28, 2013
Name of Vessel Owned by Subsidiary	M/T Anikitos
Deadweight "DWT"	50,082
Date acquired by the Partnership	05/04/2018
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	06/21/2016
Athena SpinCo Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 14, 2018	[3]
Name of Vessel Owned by Subsidiary	—	[3]
Deadweight "DWT"	—	[3]
Date acquired by the Partnership	__	[3]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	__	[3]
Athena MergerCo 1 Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 14, 2018	[3]
Name of Vessel Owned by Subsidiary	—	[3]
Deadweight "DWT"	—	[3]
Date acquired by the Partnership	__	[3]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	__	[3]
Athena MergerCo 2 Inc. [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 14, 2018	[3]
Name of Vessel Owned by Subsidiary	—	[3]
Deadweight "DWT"	—	[3]
Date acquired by the Partnership	__	[3]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	__	[3]
Athena MergerCo 3 LLC. [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 14, 2018	[3]
Name of Vessel Owned by Subsidiary	—	[3]
Deadweight "DWT"	—	[3]
Date acquired by the Partnership	__	[3]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	__	[3]
Athena MergerCo 4 LLC [Member]
Entity Listings [Line Items]
Date of Incorporation	Nov. 14, 2018	[3]
Name of Vessel Owned by Subsidiary	—	[3]
Deadweight "DWT"	—	[3]
Date acquired by the Partnership	__	[3]
Date acquired by Capital Maritime & Trading Corp. ("CMTC")	__	[3]

[1]	Vessels were disposed in 2018.
[2]	Vessels were disposed prior to 2018.
[3]	Companies established for the purpose of the agreement between the Partnership and DSS.